Lease liability and Right-of-use assets (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,949	$ 1,736
Right-of-use assets	1,677	$ 1,554
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	700
Lease liabilities	96
Right-of-use assets	37
Gains or losses from sales leaseback	$ 478